Cash and Cash Equivalents and Short-term Investments - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 2,330,694,000	€ 1,767,596,000	€ 2,731,782,000	€ 1,949,834,000
Cash and cash equivalents maturity period	Three months or less
Restricted cash and cash equivalents	4,700,000
Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	853,500,000	775,600,000
Investments in money market funds [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	535,000,000	385,400,000
Interest-bearing bank accounts [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 942,200,000	€ 606,600,000
Minimum [Member]
Cash and Cash Equivalents [Line Items]
Maturity period of short-term investments	3 Months
Maximum [Member]
Cash and Cash Equivalents [Line Items]
Maturity period of short-term investments	1 Year